Notes Payable (Details)													1 Months Ended											3 Months Ended		12 Months Ended
	Sep. 02, 2022 USD ($)	Sep. 01, 2022 USD ($)	Jun. 17, 2022 USD ($)	May 09, 2022 USD ($)	Mar. 03, 2022 USD ($)	Dec. 14, 2021 USD ($)	Dec. 03, 2021 USD ($)	Jul. 02, 2021 USD ($)	Apr. 09, 2021 USD ($)	Feb. 24, 2021 USD ($)	Oct. 06, 2020 USD ($)	Sep. 11, 2019 USD ($)	Feb. 13, 2023 USD ($)	Nov. 15, 2022 USD ($)	Sep. 22, 2022 USD ($)	Aug. 19, 2022 USD ($)	Aug. 18, 2022 USD ($)	Jun. 17, 2022 USD ($)	May 26, 2022 USD ($)	May 25, 2022 USD ($)	Feb. 22, 2022 USD ($)	Nov. 24, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Feb. 13, 2023 AUD ($)	Dec. 31, 2022 AUD ($)	Sep. 30, 2022 USD ($)	Aug. 18, 2022 AUD ($)	May 04, 2022	Mar. 07, 2022 USD ($)	Feb. 22, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 14, 2021 AUD ($)	Jun. 04, 2021	Jun. 01, 2021	Feb. 24, 2021 AUD ($)	Oct. 06, 2020 AUD ($)	May 04, 2020 USD ($)
Notes Payable (Details) [Line Items]
Principal amount																										$ 2,364,250
Accrued interest																										10,850	$ 1,637									$ 4,850
secured promissory note										$ 81,789	$ 54,412						$ 134,070																							$ 111,683	$ 74,300
Effective interest rate								10%	11%	14%	14%											14%
Interest																								$ 65,370	$ 13,896	821,051	372,106
Total liabilities																								$ 19,827,633		17,322,948	5,485,007
Repaid principal amount																											83,855	$ 10,284
Bears interest																																						89.00%	33.00%
Promissory note								$ 137,625	$ 128,110													$ 34,000
Promissory note issued			$ 104,500															$ 104,500
Vendor liability			104,500																							265,717
Repayment amount																										5,000
Gain on extinguishment of debt																									$ 147,256	(832,482)	1,025,655
Principal amount																																										$ 412,500
Interest rate																								10.00%									1.00%
Forgiven of principal amount																											275,903
Principal accrued interest																											3,119
R&D tax credit receivable																											6,408
Converted loan																											35,970
Extinguishment expense																										$ 8,341
The May 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																											136,597
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Accrued interest					$ 139,000
The November 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																											4,736
The February 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																																				$ 9,339
The First August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																														$ 2,037
The April 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																							$ 282,432
Notes conversion, description																							The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022, and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on October 30, 2020.
Accrued interest																															$ 2,387
The First February 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description																					The maturity date of the First February 2022 Note is June 30, 2022 (the “First February 2022 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First February 2022 Loan Agreement are due.					The maturity date of the First February 2022 Note is June 30, 2022 (the “First February 2022 Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts due under the First February 2022 Loan Agreement are due.
secured promissory note																					$ 159,223														$ 222,540
Effective interest rate																					14%
Maturity days																					60 days					60 days
Interest																										$ 8,120
Denver Bodega LLC Notes Payable [Member]
Notes Payable (Details) [Line Items]
Accrued interest																								$ 205
Total liabilities																																		$ 293,888
Repaid principal amount																										255,874
Principal balance																								$ 32,645		$ 38,014
Bears interest																								5.00%		5.00%				5.00%
Requires payments																								$ 1,496		$ 1,496
Payments totaling																								5,367		5,994
The Third May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																								2,855		18,195
Promissory note																				$ 27,604
Flat interest fee																				$ 3,704
Effective interest rate																				20.00%
Payments																				$ 3,067
Repayment amount																										4,432
The Fourth May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																								1,004		13,499
Promissory note																			$ 45,200
Flat interest fee																			$ 5,200
Effective interest rate																			17.00%
Repayment amount																										7,097
The Second June 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note issued			$ 104,500															104,500
Vendor liability																		104,500
The First August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																								7,224
secured promissory note																	$ 134,070															$ 193,500
Maturity days																	60 days
Effective interest rate																	14.00%															14.00%
The Second August 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																$ 312,400
Repaid principal amount																								295,000		535,050
Promissory note																923,000
Flat interest fee																$ 310,500
Effective interest rate																167.00%
Payments																$ 46,150
Cash proceeds																300,100
Debt discount																310,500
Repayment amount																								34,500		312,000
The First September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																								25,798		14,647
Payments totaling																										21,971
Promissory note	$ 87,884	$ 87,884
Effective interest rate	13.00%	13.00%
The Second September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount															$ 303,386
Repaid principal amount																								105,000		112,375
Promissory note															876,000
Flat interest fee															$ 321,637
Effective interest rate															100.00%
Payments															$ 27,375
Cash proceeds															272,614
Debt discount															300,000
Repayment amount																								42,000		117,000
Loan agreement amount															$ 303,386
New and old debt percentage															10.00%
The First May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																										390,114
Effective interest rate				143.00%
Payments				$ 21,673
Cash proceeds				455,924
Debt discount				300,000																						237,576
Promissory note				693,500
Gain on extinguishment of debt															$ 33,079
The Third September 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount															129,053
Repaid principal amount																								135,000		108,036
Promissory note															365,000
Flat interest fee															$ 139,524
Effective interest rate															143.00%
Payments															$ 13,036
Cash proceeds															110,762
Debt discount															300,000
Repayment amount																										140,000
Repayment amount																								30,000
Loan agreement amount															$ 129,053	$ 312,400
New and old debt percentage															10.00%	10.00%
The Second May 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																										272,447
Promissory note				$ 401,500
Effective interest rate				162.00%
Payments				$ 14,339
Cash proceeds				263,815
Debt discount				$ 300,000																						137,685
Gain on extinguishment of debt															$ 3,905	$ 66,749
The November 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Effective interest rate														21%
Repaid principal amount																								33,374		12,114
Promissory note														$ 80,325
Flat interest fee														$ 16,975
Repayment amount																										36,468
The First February 2023 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																								$ 7,461
secured promissory note													$ 321,891																$ 424,755
Effective interest rate													14%
Maturity days													60 days
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Principal amount					660,000
Promissory note					799,000
Gain on extinguishment of debt					$ 147,256
The May 2020 PPP Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Accrued interest																											396
The October 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																											111,683
The November 2020 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																											23,716
The July 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																											92,140
Converted loan																											24,019
Extinguishment expense																										7,109
The Second December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
secured promissory note						$ 329,127																															$ 438,096
Maturity days						60 days
Interest																										26,115
Repaid principal amount																										293,499
Effective interest rate						14.00%																															14.00%
Repaid principal amount																											113,606
The First December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Repaid principal amount																										185,655	$ 6,320
The June 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																$ 312,400
Repaid principal amount																										255,600
Promissory note																		$ 568,000
Effective interest rate			217.00%															217.00%
Payments																		$ 28,400
Cash proceeds																		378,000
Debt discount			$ 190,000															$ 190,000
The First February 2022 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Principal amount																										$ 159,223
Seller’s Choice Note [Member]
Notes Payable (Details) [Line Items]
Notes conversion, description												The Seller’s Choice Note bears interest at a rate of 9.5% per annum and is payable on March 11, 2020 (the “Seller’s Choice Maturity Date”) at which time all outstanding principal, accrued and unpaid interest and other amounts become due. Upon maturity the Company utilized an automatic extension up to 6 months. This resulted in a 5% increase in the interest rate every month the Seller’s Choice Note is outstanding. As of December 31, 2021, the Company was in default on the Seller’s Choice note.
Principal amount												$ 660,000
The First December 2021 Loan Agreement [Member]
Notes Payable (Details) [Line Items]
Promissory note							$ 191,975
Effective interest rate							9.00%